Non-Current Liabilities - US Warrant Liability	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Non-Current Liabilities - US Warrant Liability
NOTE 15.
NON-CURRENT
LIABILITIES – US WARRANT LIABILITY

	Consolidated
	June 30, 2022	June 30, 2021
	A$	A$
Opening balance	722,966	949,600
Fair value movements	(591,070)	8,663,013
Exercising of warrants*	—	(8,889,647)

Closing Balance **	131,896	722,966

*
During the year, US investors exercised 3,427,211 warrants at an exercise price of US$ 2.49 each. Immutep received US$8.5 million (A$11.3 million) cash payment in total. In total, 206,507 warrants from the warrant issuance in July 2017 remain unexercised at the reporting date. All of the warrants which were issued in December 2018 were exercised during the fiscal year 2021.

**
Balance as at June 30, 2022 is presented as current liability since the US Warrants will expire on January 5, 2023, i.e. within 12 months. Balance as at June 30, 2021 is presented as non-current
liability since it was due to expire after 12 months from balance sheet date of June 30, 2021.

In July 2017, the Group completed its first US capital raise after it entered into a securities purchase agreement with certain accredited investors for the Group to issue American Depositary Shares (ADSs) and Warrants of Immutep for cash consideration totaling A$6,561,765. In this private placement, the Company agreed to issue unregistered warrants to purchase up to 1,973,451 of its ADSs. The warrants were issued with an exercise price of US$2.50 per ADS, are exercisable immediately and will expire on January 5, 2023. The warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant. During the fiscal year 2021, 1,347,211 of these warrants were exercised at US$2.49 each and 206,507 of these warrants remain as at June 30, 2021.
In December 2018, the Group completed its second US capital raise after it entered into a securities purchase agreement with certain accredited investors to purchase American Depositary Shares (ADSs) and Warrants of Immutep for cash consideration totaling A$7,328,509. In this private placement, the Group agreed to issue unregistered warrants to purchase up to 2,080,000 of its ADSs.

The warrants were issued with an exercise price of US$
2.50
per ADS. The Warrants were able to be exercised in whole or in part at any time or times up until the Warrant Expiry Date of
February 12, 2022
. The warrants did not confer any rights to dividends or a right to participate in a new issue without exercising the warrant. In
December 2020
,
2,080,000
of these warrants were exercised at US$
2.49
each, hence
none
of these warrants remain as at June
30
,
2021
.
Both US warrant issues represent a written option to exchange a fixed number of the Group’s own equity instruments for a fixed amount of cash that is denominated in a foreign currency (US dollars) and is thus classified as a derivative financial liability in accordance with AASB 132 (IAS 32). The US warrants liability is initially recorded at fair value at issue date and subsequently measured at fair value through profit and loss at each reporting date. Capital raising costs have been allocated proportionately between issued capital and the US warrant issues in accordance with their relative fair values.
The 10 to 1 share consolidation in November 2019 did not change the number of US warrants nor the exercise price of those warrants as the American Depository Receipt (ADR) ratio was also changed from 1 ADS representing 100 shares to 1 ADS representing 10 shares. The effective date of the change was November 5, 2019.
However, under the anti-dilution clause of share purchase agreements, the exercise price was adjusted due to the entitlement offer the Group conducted in August 2019. As a result, the exercise price for the remaining warrants is now US$2.49.
Fair value of warrants
The warrants granted are not traded in an active market and the fair value has thus been estimated by using the Black-Scholes pricing model based on the following assumptions. Key terms of the warrants are included above.
The following assumptions were based on observable market conditions that existed at the issue date and at June 30, 2022:
July 2017 warrants

Assumption	At issue date	At June 30, 2022	Rationale

Historic volatility	58.0%	100.43%	Based on 12-month historical volatility data for the Company
Exercise price	US$2.50	US$2.49*	As per subscription agreement
Share price	US$2.17	US$2.03	Closing share price on valuation date from external market source
Risk-free interest rate	1.93%	2.44%	Based on the US Government securities yields which match the term of the warrant
Dividend yield	0.0%	0.0%	Based on the Company’s nil dividend history
Fair value per warrant	US$1.0716	US$0.4400
	A$1.3962	A$0.6387	Determined using Black-Scholes models with the inputs above
Fair value	A$2,755,375	A$131,896	Fair value of 1,973,251 warrants as at issue date and fair value of 206,507 warrants at June 30, 2022

*	Exercising price has been adjusted as per anti- dilutio n clause in the share purchase agreement.